The reporting entity	12 Months Ended
Dec. 31, 2022
The reporting entity
The reporting entity

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Basis of preparation

1. The reporting entity

voxeljet AG (in the following referred to as “voxeljet”, “Group”, or the “Company”) is a high-tech company headquartered in Friedberg, Germany which is listed on the NASDAQ Capital Market (the “NASDAQ”). The Company consists of voxeljet AG, voxeljet America Inc. (“voxeljet America”), voxeljet India Pvt. Ltd (“voxeljet India”) and voxeljet China Co. Ltd. (“voxeljet China”). voxeljet AG owns 100% of the issued and outstanding shares of voxeljet America and voxeljet India, as well as 88.52% of voxeljet China.

In December 2020, management initiated the wind-up of voxeljet UK Ltd.(“voxeljet UK”), which was finalized on February 17, 2022, when upon submission of final account by liquidators to the Companies House, the affairs of voxeljet UK were fully wound up. On deconsolidation of voxeljet UK in February 2022, the foreign currency translation reserve amounting to kEUR 1,475 recorded in other comprehensive income has been reclassified to profit and loss account.

The former minority shareholder of voxeljet China, Suzhou Meimai Fast Manufacturing Technology Co., Ltd. (“Meimai”), on September 1, 2021 transferred half of its equity interest in voxeljet China, or 15% of voxeljet China’s equity, to its shareholder MK Holding GmbH and the remaining half of its equity interest, or 15% of voxeljet China’s equity, to its shareholder Mr. Jin Tianshi, the managing director of voxeljet China. On June 15, 2022, the shareholders of voxeljet China approved the increase of registered capital of voxeljet China from RMB 20,000,000 (EUR 2,671,191) to RMB 52,250,000 (EUR 7,227,885).  After this capital increase, voxeljet AG owns 88.52% of voxeljet China and is entitled to nominate three directors, while each of MK Holding GmbH and Mr. Jin Tianshi owns 5.74% of voxeljet China and is entitled to nominate one director.

The Company’s American Depositary Shares (“ADSs”) were listed on the New York Stock Exchange (the “NYSE”) from October 2013 to August 2020, and have been listed on the NASDAQ since August 2020, under the ticker symbol “VJET.”

As a manufacturer of three-dimensional (“3D”) printing systems, voxeljet specializes in the development, production and distribution of industrial printing machines and the production and sale of customized printed products to industrial customers. The Company operates in two business divisions: Systems and Services.

The voxeljet Systems business division develops, manufactures and sells innovative 3D printers. Today, voxeljet has a product range that reaches from smaller entry models to large-format machines, and therefore offers 3D printer systems for a wide range of application areas.

Through its Services business division, the Company offers customized printed products such as sand molds and plastic models based on computer-aided design data through its “on-demand production” service centers. In addition, the Company offers casting services to its customers. In those cases, the casting process is performed by external suppliers supported by voxeljet’s molds and models. Small-batch and prototype manufacturers utilize the Company’s machines for the automatic, patternless manufacture of their casting molds and 3D models. The Company’s customer base includes automotive manufacturers, aerospace industries, foundries and suppliers as well as companies from the arts and design industries as well as universities and research institutes.